Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company applies intraperiod tax allocation guidance pursuant to FASB ASC 740, Income Taxes (Topic 740) to allocate income tax (expense) benefit between pre-tax income (loss) from continuing operations and discontinued operations. For periods in which the Company reports pre-tax income from discontinued operations for financial reporting purposes and pre-tax loss from continuing operations, the Company presents income from discontinued operations net of income tax expense attributable to its discontinued operations using the estimated annual effective tax rate of the Services Business. The Company also recognizes a corresponding income tax benefit on its loss from continuing operations for the same affected period. The Company did not record a federal or state income tax benefit for the three months ended March 31, 2015 after applying the intraperiod tax allocation policy described above. The Company recorded an income tax benefit for the three months ended March 31, 2014 after applying the intraperiod tax allocation policy described above.

Income Taxes
The Company’s financial statements include total tax benefit of $1,166 and $575 on net losses from continuing operations before taxes of $6,769 and $31,906 for the years ended December 31, 2014 and 2013, respectively. Reconciliations of the differences between the benefit for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	Years Ended December 31,
	2014		2013
	Amount	Percent of Pretax Income	Amount	Percent of Pretax Income
Income taxes from continuing operations at statutory rate	$(2,301)	34.0%	$(10,848)	34.0%
State income taxes	(471)	7.0%	(116)	0.5%
Beneficial conversion feature on convertible notes	—	—%	3,673	(11.5)%
Stock warrant derivative liability	(3,427)	50.6%	2,686	(8.4)%
Debt discount amortization	—	—%	392	(1.2)%
Deemed contribution interest	—	—%	1,516	(4.8)%
Provision to return adjustments	—	—%	(190)	0.6%
Stock-based compensation	268	(4.0)%	41	(0.1)%
Expiration of capital losses carryforward.	—	—%	1,511	(4.7)%
Change in statutory state income tax rate	—	—%	936	(2.9)%
Change in reserve for uncertain tax positions	—	—%	623	(2.0)%
R&D tax credits	(320)	4.7%	—	—%
Other	(190)	2.8%	(5)	—%
Increase (decrease) in valuation allowance	5,275	(77.9)%	(794)	2.5%
Total	$(1,166)	17.2%	$(575)	1.8%

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
Current deferred tax assets:
Accrued expenses	$1,052	$612
Stock-based compensation	336	241
Assets of discontinued operations, net of liabilities	1,882	1,938
Other	15	25
	3,285	2,816
Noncurrent deferred tax assets (liabilities)
Net operating loss carryforwards	29,981	26,286
Research and development credits	2,684	2,373
Deferred financing costs	—	(800)
	32,665	27,859
Total deferred tax assets	35,950	30,675
Valuation allowance	(35,950)	(30,675)
Net deferred tax assets	$—	$—

As of December 31, 2014 and 2013, the Company had federal net operating loss ("NOL") carryforwards of approximately $81,687 and $71,757, respectively, North Carolina net economic loss ("NEL") carryforwards of approximately $85,790 and $75,990, respectively, and Pennsylvania NOL carryforwards of approximately $0 and $80, respectively. The federal NOL and North Carolina NEL carryforwards begin to expire in 2020 and 2015, respectively. As of December 31, 2014, the Company had federal research and development credit carryforwards of $2,371 and North Carolina credit carryforwards of $150, which begin to expire in 2020 and 2015, respectively.
As of December 31, 2014 and 2013, the Company has concluded that it is more likely than not that the Company will not realize the benefit of its deferred tax assets due to its history of losses. Accordingly, the net deferred tax assets have been fully reserved.
In accordance with Section 382 of the Internal Revenue Code of 1986, as amended, a change in equity ownership of greater than 50% within a three-year period results in an annual limitation on the Company’s ability to utilize its NOL carryforwards created during the tax periods prior to the change in ownership. The Company has determined that ownership changes have occurred and as a result, a portion of the Company’s NOL carryforwards are limited.
Because the Company has incurred cumulative net operating losses since inception, all tax years remain open to examination by U.S. federal and state income tax authorities.
The Company adopted FASB Accounting Standards Codification 740-10-25-5, Income Taxes, formerly FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, as amended, on January 1, 2009. The difference between the tax benefit recognized in the financial statements and the tax benefit claimed in the tax return is referred to as an unrecognized tax benefit.
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	December 31,
	2014	2013
Unrecognized tax benefit—January 1	$623	$—
Additions for tax positions of current period	—	333
Additions for tax positions of prior periods	—	290
Other	—	—
Unrecognized tax benefit—December 31	$623	$623

None of the unrecognized tax benefits would, if recognized, affect the effective tax rate because the Company has recorded a valuation allowance to fully offset federal and state deferred tax assets. The Company has no tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the coming year. The Company has $0 provided for interest and penalties associated with uncertain tax positions.